Fair Value Measurement (Schedule of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long term investment		$ 1,634
Derivative liabilities, net	(36,047)	(28,480)
Level 2 [Member]
Long term investment		1,634
Derivative liabilities, net	(391)	545
Level 3 [Member]
Long term investment
Derivative liabilities, net	(35,656)	(29,025)
Foreign Exchange Future [Member]
Derivative assets, net	3,753	301
Derivative liabilities, net	(2,901)	(1,543)
Foreign Exchange Future [Member] | Level 2 [Member]
Derivative assets, net	3,753	301
Derivative liabilities, net	(2,901)	(1,543)
Foreign Exchange Future [Member] | Level 3 [Member]
Derivative assets, net
Derivative liabilities, net
Foreign Exchange Future Two [Member]
Derivative assets, net		153
Derivative liabilities, net	(1,243)
Foreign Exchange Future Two [Member] | Level 2 [Member]
Derivative assets, net		153
Derivative liabilities, net	(1,243)
Foreign Exchange Future Two [Member] | Level 3 [Member]
Derivative assets, net
Derivative liabilities, net
Obligations in connection with acquisitions [Member]
Derivative liabilities, net	(35,656)	(29,025)
Obligations in connection with acquisitions [Member] | Level 2 [Member]
Derivative liabilities, net
Obligations in connection with acquisitions [Member] | Level 3 [Member]
Derivative liabilities, net	$ (35,656)	$ (29,025)